Schedule of Company’s Promissory Note Receivable (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Receivables [Abstract]
Beginning balance
Additions	1,184,549
Repayments	(23,745)
Accrued interest	17,733
Foreign exchange loss on revaluation	(19,705)
Net book value	$ 1,158,832